Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosure [Line Items]
Effects of reinsurance
The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Premiums
Direct premiums	$21,497	$20,963	$20,290
Reinsurance assumed	1,679	1,673	1,469
Reinsurance ceded	(1,242)	(1,252)	(1,284)
Net premiums	$21,934	$21,384	$20,475
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$3,050	$3,029	$2,913
Reinsurance assumed	58	48	41
Reinsurance ceded	(524)	(611)	(591)
Net universal life and investment-type product policy fees	$2,584	$2,466	$2,363
Other revenues
Direct other revenues	$875	$1,040	$970
Reinsurance assumed	5	2	(2)
Reinsurance ceded	656	766	731
Net other revenues	$1,536	$1,808	$1,699
Policyholder benefits and claims
Direct policyholder benefits and claims	$24,541	$23,978	$23,305
Reinsurance assumed	1,454	1,416	1,225
Reinsurance ceded	(1,468)	(1,539)	(1,498)
Net policyholder benefits and claims	$24,527	$23,855	$23,032
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances	$2,240	$2,227	$2,322
Reinsurance assumed	33	35	35
Reinsurance ceded	(90)	(88)	(104)
Net interest credited to policyholder account balances	$2,183	$2,174	$2,253
Other expenses
Direct other expenses	$5,448	$5,132	$5,028
Reinsurance assumed	340	399	427
Reinsurance ceded	470	540	533
Net other expenses	$6,258	$6,071	$5,988
The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2015				2014
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$1,957	$667	$21,098	$23,722	$1,711	$649	$21,079	$23,439
Deferred policy acquisition costs and value of business acquired	5,973	458	(388)	6,043	6,002	391	(418)	5,975
Total assets	$7,930	$1,125	$20,710	$29,765	$7,713	$1,040	$20,661	$29,414
Liabilities
Future policy benefits	$116,389	$2,530	$(5)	$118,914	$115,143	$2,259	$—	$117,402
Policyholder account balances	94,080	340	—	94,420	95,601	301	—	95,902
Other policy-related balances	6,766	392	43	7,201	5,353	455	32	5,840
Other liabilities	10,384	6,843	15,528	32,755	10,350	7,020	16,077	33,447
Total liabilities	$227,619	$10,105	$15,566	$253,290	$226,447	$10,035	$16,109	$252,591

Affiliated Entity
Reinsurance Disclosure [Line Items]
Effects of reinsurance
Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Premiums
Reinsurance assumed	$701	$681	$451
Reinsurance ceded	(40)	(36)	(45)
Net premiums	$661	$645	$406
Universal life and investment-type product policy fees
Reinsurance assumed	$58	$48	$40
Reinsurance ceded	(141)	(240)	(221)
Net universal life and investment-type product policy fees	$(83)	$(192)	$(181)
Other revenues
Reinsurance assumed	$5	$2	$(2)
Reinsurance ceded	607	713	675
Net other revenues	$612	$715	$673
Policyholder benefits and claims
Reinsurance assumed	$652	$623	$402
Reinsurance ceded	(106)	(197)	(144)
Net policyholder benefits and claims	$546	$426	$258
Interest credited to policyholder account balances
Reinsurance assumed	$32	$33	$31
Reinsurance ceded	(90)	(88)	(102)
Net interest credited to policyholder account balances	$(58)	$(55)	$(71)
Other expenses
Reinsurance assumed	$245	$298	$326
Reinsurance ceded	578	680	653
Net other expenses	$823	$978	$979
Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

	December 31,
	2015		2014
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$280	$15,466	$257	$15,453
Deferred policy acquisition costs and value of business acquired	439	(193)	370	(231)
Total assets	$719	$15,273	$627	$15,222
Liabilities
Future policy benefits	$1,436	$(5)	$1,146	$—
Policyholder account balances	326	—	288	—
Other policy-related balances	187	43	264	32
Other liabilities	6,463	13,000	6,610	13,545
Total liabilities	$8,412	$13,038	$8,308	$13,577